Cash, Cash Equivalents and Restricted Cash (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash and Cash Equivalents [Abstract]
Number of PRC individual financial institutions	3	3
Percentage of excess cash balances	10.00%	10.00%
Percentage bank deposits collectively accounted	76.50%	82.50%
Percentage cash balances collectively accounted	1.34%	0.90%
Restricted cash (in Yuan Renminbi)	¥ 1,515,820,737	¥ 1,034,933,331